ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

12.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As of December 31, 2021 and 2020, accounts payable and accrued liabilities consist of the following:

	2021	2020

Accounts Payable	$4,777,435	$2,583,910
Accrued Liabilities	2,418,664	1,082,980
Accrued Payroll and Related Liabilities	1,699,253	1,724,921
Sales Tax and Cannabis Taxes	1,319,652	1,178,904

Total Accounts Payable and Accrued Liabilities	$10,215,004	$6,570,715

The Company offers a customer loyalty rewards program that allows members to earn discounts on future purchases. Unused discounts earned by loyalty rewards program members are included in accrued liabilities and recorded as a sales discount at the time a qualifying purchase is made. The value of points accrued as of December 31, 2021 and 2020 was $380,000 and $1,007,000, respectively.